RELATED PARTY AND PARTY-IN INTEREST TRANSACTIONS (Details Narrative) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair value	$ 21,312,002	$ 17,951,306
Notes receivable from participants	$ 263,432	195,267
Minimum [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	5.25%
Maximum [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	10.50%
Self-directed Brokerage Accounts [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair value	$ 106,807	$ 745,654
ADP Retirement Services [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid	$ 6,339
Number of shares held	12,337	28,367
Fair value	$ 69,381	$ 200,124
Number of shares purchased value	20,155
Number of shares sold value	133,455
Net depreciation	$ 17,443